Organization and Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 18, 2020 USD ($) $ / shares shares	Jun. 10, 2020	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Cash and cash equivalents				$ 60,013						$ 60,013		$ 33,042	$ 49,005
Accumulated deficit				465,746						465,746		348,478	142,469	$ 118,803
Net loss				47,065	$ 52,783	$ 17,152	$ 57,133	$ 16,409	$ 24,019	117,000	$ 97,561	148,037	129,106
Cash used in operating activities										$ 95,687	60,279	106,124	65,126
Description of stock split										On June 10, 2020, the Company amended its certificate of incorporation to reflect a one-for-6.178 reverse stock split of the Company's common stock.
Stock split conversion ratio			0.162
Proceeds from issuance of common stock, net										$ 90,344	$ 530	551	$ 459
2017 Term Loan
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Outstanding balance												75,000
Mortgages
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Outstanding balance				3,100						3,100		$ 3,300
Private Equity Firm | 2017 Term Loan
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Outstanding balance				$ 75,000						$ 75,000
IPO | Common Stock
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Common stock issued and sold | shares	6,666,667	6,666,667
Share issued price per share | $ / shares	$ 15.00	$ 15.00
Proceeds from issuance of common stock, net	$ 88,700	$ 88,700